SCHEDULE OF PAYMENTS OF LEASEBACK (Details)	Dec. 31, 2024 USD ($)
Other Liabilities Disclosure [Abstract]
2025	$ 1,242,154
2026	270,412
2027 and thereafter
Total payments of leaseback and vehicle mortgage loan	$ 1,512,566